Capital and Financial Risk Management - Summary of Credit Rating of Counterparty (Detail) - Credit risk - Credit rating of counterparty - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 5,936	$ 5,783
Percentage of credit exposure	100.00%	100.00%
Aaa/AAA/AAA
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 279	$ 2,021
Percentage of credit exposure	5.00%	35.00%
Aa/AA/AA
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 2,194	$ 2,394
Percentage of credit exposure	37.00%	41.00%
A/A/A
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 3,199	$ 1,216
Percentage of credit exposure	54.00%	21.00%
Baa/BBB/BBB or lower
Disclosure Of Credit Rating Of Counterparty [Line Items]
Credit exposure	$ 264	$ 152
Percentage of credit exposure	4.00%	3.00%